Leases (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Balance Sheets Abstract
Operating lease right-of-use assets		$ 2,854,196	$ 3,192,604
Lease liabilities, current portion	$ 1,075,151	713,100	613,696
Lease liabilities, long-term		2,237,797	2,607,862
Total operating lease liabilities	$ 4,441,879	$ 2,950,897	$ 3,221,558
Weighted-average remaining lease term (months)		47 years	59 years
Weighted average discount rate	6.08%	4.36%	4.29%